Merger Agreement- Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 07, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 12, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Per share cash received	$ 0.5
Common stock par value	$ 0.0001
Cash deposited on segregated account	$ 3.5
Percentage of Voting Right	66.20%
Business Acquisitions [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement	Mar. 07, 2024
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, par value	$ 0.0001
Common Class A [Member]
Business Acquisition [Line Items]
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001